Note 6 - Intangible Assets (Details Textual) $ in Thousands		1 Months Ended			12 Months Ended
	Feb. 05, 2014 EUR (€)	Jun. 30, 2019 EUR (€)	Jul. 31, 2017 EUR (€)	Apr. 30, 2016 EUR (€)	Dec. 31, 2019 EUR (€)		Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)		Dec. 31, 2017 EUR (€)	Dec. 31, 2015 EUR (€)	Dec. 31, 2018 EUR (€)		Dec. 31, 2016 EUR (€)
Statement Line Items [Line Items]
Purchase of intangible assets					€ 64,130,000	[1]		€ 556,000	[2]	€ 3,062,000
Accrued receivables excluding rebates					691,000					730,000		€ 5,539,000
Consideration paid (received)					27,020,000
Amortisation, intangible assets other than goodwill					14,502,000			5,805,000		3,110,000
Total intangible assets other than goodwill					96,968,000	[3]				46,192,000		84,529,000	[4]	€ 9,075,000
Total financial liabilities					18,723,000					€ 5,864,000		4,522,000		€ 5,327,000
Monalizumab rights under the 2014 monalizumab (NKG2A) Novo Nordisk agreement [member]
Statement Line Items [Line Items]
Purchase of intangible assets							$ 15,000	€ 13,050,000			€ 6,325,000
Total intangible assets other than goodwill	€ 7,000,000				7,941,000							12,733,000
Total increase (decrease) in intangible assets other than goodwill					4,452,000
IPH5201 (Anti-CD39) rights acquired from Orega Biotech [member]
Statement Line Items [Line Items]
Purchase of intangible assets		€ 7,000,000
Total intangible assets other than goodwill												1,800,000
Maximum payments to counter party upon achievement of certain milestones					51,500,000
PH5401 (anti-C5aR) rights acquired from Novo Nordisk A/S [member]
Statement Line Items [Line Items]
Total intangible assets other than goodwill			€ 40,000,000
Impairment loss recognised in profit or loss, intangible assets other than goodwill					€ 0
Discount rate used in current measurement of fair value less costs of disposal					12.00%
Lumoxiti rights acquired from AstraZeneca under the 2018 AstraZeneca multi-term agreement [member]
Statement Line Items [Line Items]
Consideration paid (received)					€ 6,455,000
Amortisation, intangible assets other than goodwill					2,730,000
Total intangible assets other than goodwill					€ 47,276,000							29,987,000
Discount rate used in current measurement of fair value less costs of disposal					12.00%
Agreement related to Lumoxiti with AstraZeneca [member]
Statement Line Items [Line Items]
Purchase of intangible assets					€ 43,501,000
Accrued receivables excluding rebates					13,050,000
Consideration paid (received)					6,455,000
Amortisation, intangible assets other than goodwill					2,730,000
2014 Novo Nordisk A/S monalizumab agreement [member]
Statement Line Items [Line Items]
Purchase of intangible assets	2,000,000			€ 6,500,000	13,050,000
Total intangible assets other than goodwill	€ 7,000,000
Total financial liabilities							$ 15,000					€ 13,100,000
IPH5201 (Anti-CD39) rights acquired from Orega Biotech [member]
Statement Line Items [Line Items]
Consideration paid (received)		€ 7,000,000
AstraZeneca [member]
Statement Line Items [Line Items]
Consideration paid (received)					13,565,000
Monalizumab agreement [member]
Statement Line Items [Line Items]
Amortisation, intangible assets other than goodwill					4,792,000
IPH5201 [member]
Statement Line Items [Line Items]
Amortisation, intangible assets other than goodwill					6,831,000
2017 IPH5401 in-licensing agreement with Novo Nordisk A/S [member]
Statement Line Items [Line Items]
Maximum payments to counter party upon achievement of certain milestones			€ 370,000,000
Total financial liabilities					€ 0

[1]	The consolidated financial statements as of and for the year ended December 31, 2019 reflect the impacts of the adoption of IFRS 16 that became applicable on January 1, 2019. The Company applied the modified retrospective transition method. As a consequence, the comparative consolidated financial information as of and for the years ended December 31, 2017 and 2018 have not been restated. See Note 2.f for more details on the impact of the transition.
[2]	The consolidated financial statements as of and for the year ended December 31, 2018 include the impacts of the first application of IFRS 9 and IFRS 15 standards that became applicable on January 1, 2018. The comparative consolidated financial information as of and for the year ended December 31, 2017 have not been restated. See Note 2.d and 2.e for more details on transition measures.
[3]	The consolidated financial statements as of and for the year ended December 31, 2019 reflect the impacts of the adoption of IFRS 16 that became applicable on January 1, 2019. The Company applied the modified retrospective transition method. As a consequence, the comparative consolidated financial information as of and for the years ended December 31, 2017 and 2018 have not been restated. See Note 2.f for more details on the impact of the transition.
[4]	The consolidated financial statements as of and for the year ended December 31, 2018 include the impacts of the first application of IFRS 9 and IFRS 15 standards that became applicable on January 1, 2018. The comparative consolidated financial information as of and for the year ended December 31, 2017 has not been restated. See Note 2.d and 2.e for more details on transition measures.